RELATED PARTY TRANSACTIONS	3 Months Ended
Mar. 31, 2026
Related Party Notes Receivable
RELATED PARTY TRANSACTIONS

NOTE 3. RELATED PARTY TRANSACTIONS

Due to Related Party

Amounts due to related party represent general and administrative expenses paid on behalf of the Company by the officers and is due on demand. As of March 31, 2026 and December 31, 2025, due to related party amounted to $953 and $0, respectively.

Due to Parent

Amounts due to Parent represent general and administrative expenses paid on behalf of the Company by the Parent and is due on demand. As of March 31, 2026 and December 31, 2025, due to Parent amounted to $36,750 and $0, respectively.